4. Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalents
4.	Cash and cash equivalents

They are financial assets measured at amortized cost using the effective interest rate method.

Company’s Management classifies its financial assets upon initial recognition.

	2020	2019

Cash and banks	100,008	101,928
Unrestrictedly available financial investments:
Bank Deposit Certificates (CDB)/Repurchase and resale agreements	2,475,282	2,182,882

	2,575,290	2,284,810

Bank certificates of deposit (“CDBs”) and committed transactions are nominative securities issued by banks and sold to the public as a form of fund raising. Such securities may be traded during the contracted term, at any time, without significant loss in their value and are used for the fulfilment of short-term obligations by the company.

The annual average return of the Company's investments related to CBD's and Repurchases and Resale Agreements is 101.24% (99.95% on December 31, 2019) of the variation of the Interbank Deposit Certificate – CDI.